Inventory - Schedule of Inventory (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 824,394	$ 1,055,667
Finished goods	612,704	696,461
Inventory, gross	1,437,098	1,752,128
Less: reserve for obsolete inventory	(280,587)	(267,672)
Inventory, net	$ 1,156,511	$ 1,484,456